UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Shares		Value
Common Stocks — 72.7%
Consumer Discretionary — 8.9%
6,400	AutoZone, Inc. *	$4,632,512
48,000	BorgWarner, Inc.	1,996,320
36,000	Brinker International, Inc.	1,896,120
22,000	Domino’s Pizza, Inc.	2,374,020
89,000	LKQ Corp. *	2,524,040
23,400	O’Reilly Automotive, Inc. *	5,850,000
65,000	TJX Companies, Inc. (The)	4,642,300
13,000	Wolverine World Wide, Inc.	281,320
		24,196,632
Consumer Staples — 8.7%
14,700	British American Tobacco PLC ADR	1,618,176
50,000	Church & Dwight Co., Inc.	4,195,000
10,000	Costco Wholesale Corp.	1,445,700
17,000	Edgewell Personal Care Co.	1,387,200
17,000	Energizer Holdings, Inc.	658,070
112,200	Flowers Foods, Inc.	2,775,828
38,000	General Mills, Inc.	2,132,940
56,000	Hormel Foods Corp.	3,545,360
30,000	PepsiCo, Inc.	2,829,000
70,000	Reynolds American, Inc.	3,098,900
		23,686,174
Energy — 1.5%
42,000	EQT Corp.	2,720,340
42,000	Noble Energy, Inc.	1,267,560
		3,987,900
Financials — 3.0%
11,200	Affiliated Managers Group, Inc. *	1,915,088
36,000	American Tower Corp. REIT	3,167,280
12,000	Arch Capital Group Ltd. *	881,640
46,000	Wells Fargo & Co.	2,362,100
		8,326,108
Health Care — 13.2%
18,200	Alexion Pharmaceuticals, Inc. *	2,846,298
6,408	Allergan PLC *	1,741,758
11,200	C.R. Bard, Inc.	2,086,672
44,200	Cerner Corp. *	2,650,232
50,000	DENTSPLY International, Inc.	2,528,500
42,000	Express Scripts Holding Co. *	3,400,320
31,800	Henry Schein, Inc. *	4,220,496
55,600	IDEXX Laboratories, Inc. *	4,128,300
15,000	McKesson Corp.	2,775,450
8,000	Mednax, Inc. *	614,320
13,200	Mettler-Toledo International, Inc. *	3,758,568
50,000	Novo Nordisk A/S ADR	2,712,000
20,000	Thermo Fisher Scientific, Inc.	2,445,600
		35,908,514

Shares		Value
Industrials — 17.9%
13,000	Acuity Brands, Inc.	$2,282,540
81,575	AMETEK, Inc.	4,268,004
60,000	Canadian National Railway Co.	3,405,600
34,000	CLARCOR, Inc.	1,621,120
43,200	Danaher Corp.	3,681,072
12,400	Esterline Technologies Corp. *	891,436
22,000	General Dynamics Corp.	3,034,900
24,100	IDEX Corp.	1,718,330
13,600	IHS, Inc. Class A *	1,577,600
20,500	ITT Corp.	685,315
12,600	J.B. Hunt Transport Services, Inc.	899,640
17,000	Kansas City Southern	1,544,960
24,200	Kirby Corp. *	1,499,190
10,000	Parker-Hannifin Corp.	973,000
24,000	Roper Technologies, Inc.	3,760,800
34,000	Stericycle, Inc. *	4,736,540
8,000	Teledyne Technologies, Inc. *	722,400
34,000	Toro Co. (The)	2,398,360
26,000	Union Pacific Corp.	2,298,660
20,000	United Technologies Corp.	1,779,800
5,200	W.W. Grainger, Inc. (1)	1,118,052
76,500	Waste Connections, Inc.	3,716,370
		48,613,689
Information Technology — 8.9%
23,000	Accenture PLC Class A	2,259,980
15,000	Alliance Data Systems Corp. *	3,884,700
61,200	Amphenol Corp. Class A	3,118,752
1,800	Anixter International, Inc. *	104,004
19,000	ANSYS, Inc. *	1,674,660
28,000	Apple, Inc.	3,088,400
48,000	Cognizant Technology Solutions Corp. Class A *	3,005,280
15,000	Fiserv, Inc. *	1,299,150
20,000	MasterCard, Inc. Class A	1,802,400
53,600	Salesforce.com, Inc. *	3,721,448
4,900	WEX, Inc. *	425,516
		24,384,290
Materials — 8.0%
12,000	Airgas, Inc.	1,071,960
9,500	AptarGroup, Inc.	626,620
27,000	Crown Holdings, Inc. *	1,235,250
33,400	Ecolab, Inc.	3,664,648
44,000	FMC Corp.	1,492,040
5,400	NewMarket Corp.	1,927,800
24,000	Praxair, Inc.	2,444,640
18,000	Scotts Miracle-Gro Co. (The) Class A	1,094,760
42,400	Sigma-Aldrich Corp.	5,890,208
31,000	Valspar Corp. (The)	2,228,280
		21,676,206

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Shares		Value
Telecommunication Services — 1.7%
44,000	SBA Communications Corp. Class A *	$4,608,560
		4,608,560
Utilities — 0.9%
46,800	ITC Holdings Corp.	1,560,312
31,600	South Jersey Industries, Inc.	797,900
		2,358,212
	Total Common Stocks
	(Cost $72,849,097)	197,746,285

Principal Amount		Value

Asset-Backed Securities — 0.6%
$200,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	200,389
150,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A4, 1.62%, 10/22/18	150,870
150,000	CarMax Auto Owner Trust, Series 2015- 1, Class A4, 1.83%, 7/15/20	151,193
125,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (2)	125,275
250,000	Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	250,133
300,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	300,228
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,621
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	141,619
300,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	300,785
	Total Asset-Backed Securities (Cost $1,719,929)	1,722,113

Principal Amount		Value

Commercial Mortgage-Backed Securities — 1.2%
240,068	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.95%, 5/10/45 (3)	242,358
249,778	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	256,455
296,015	Commercial Mortgage Trust, Series 2007- GG9, Class A4, 5.44%, 3/10/39	307,275

Principal Amount		Value
$250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	$253,302
200,000	FREMF Mortgage Trust, Series 2012- K711, Class B, 3.68%, 8/25/45 (2)(3)	208,639
106,466	FREMF Mortgage Trust, Series 2013- KF02, Class B, 3.20%, 12/25/45 (2)(3)	109,375
400,000	GNMA, Series 2013-12, Class B, 2.22%, 11/16/52 (3)	391,432
204,295	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (3)	204,303
100,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	104,963
188,785	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	200,699
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	257,949
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	202,220
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	103,742
300,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	311,346
180,954	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.24%, 4/25/45 (3)	181,706
	Total Commercial Mortgage-Backed Securities (Cost $3,446,819)	3,335,764

Corporate Bonds & Notes — 10.6%
Basic Materials — 0.4%
200,000	ArcelorMittal, Senior Unsecured Notes, 5.25%, 2/25/17 (1)	198,000
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22 (1)	141,375
250,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	251,162
200,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	210,714
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19 (1)	153,375
		954,626
Communications — 0.8%
100,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	98,952
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	147,231

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount		Value
$200,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	$253,107
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	251,629
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	150,517
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24 (1)	255,000
150,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20 (1)	148,485
200,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	203,250
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	276,446
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	254,173
106,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	107,456
150,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 12/15/21 (1)	147,525
		2,293,771
Consumer, Cyclical — 1.2%
250,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	287,123
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	151,125
580,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.38%, 8/6/23	602,351
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18	248,078
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	99,146
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 6.50%, 3/1/21	104,750
100,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (2)	101,337
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	166,875
270,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	278,934
100,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	100,009
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	151,926
250,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	267,632
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (1)	156,750
100,000	Ryland Group, Inc. (The), Guaranteed Notes, 6.63%, 5/1/20	108,750

Principal Amount		Value
$250,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.75%, 3/15/25	$244,925
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 5.38%, 3/15/22 (1)	230,313
		3,300,024
Consumer, Non-cyclical — 1.3%
150,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	145,536
104,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	104,414
100,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	100,184
100,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	97,260
100,000	Amgen, Inc., Senior Unsecured Notes, 3.88%, 11/15/21 (1)	105,372
250,000	Celgene Corp., Senior Unsecured Notes, 2.30%, 8/15/18 (1)	253,061
250,000	Constellation Brands, Inc., Guaranteed Notes, 7.25%, 5/15/17	268,125
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	153,093
300,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	323,907
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	151,076
250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25 (1)	247,500
150,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45 (1)(2)	144,127
500,000	Kroger Co. (The), Senior Unsecured Notes, 3.40%, 4/15/22	509,689
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21 (1)	101,000
200,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16 (1)	198,594
100,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	101,622
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	97,099
200,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	214,500
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	51,277
70,000	Valeant Pharmaceuticals International, Inc., Guaranteed Notes, 5.38%, 3/15/20 (2)	68,031
200,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)(2)	201,614
		3,637,081

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount		Value
Energy — 0.6%
$100,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	$107,913
100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	91,709
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	176,173
250,000	Enterprise Products Operating LLC, Guaranteed Notes, 5.70%, 2/15/42 (1)	250,247
150,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19 (1)	147,572
100,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	88,530
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	151,022
245,000	Phillips 66, Guaranteed Notes, 2.95%, 5/1/17	250,645
250,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	258,415
100,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	109,847
		1,632,073

Financial — 5.1%
100,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	99,249
200,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	203,725
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	203,750
250,000	American Express Co., Senior Unsecured Notes, 0.92%, 5/22/18 (3)	249,677
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%,3/19/24 (1)(2)	249,832
250,000	AvalonBay Communities, Inc. MTN, Senior Unsecured Notes, 3.45%, 6/1/25	246,414
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	156,938
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	205,861
300,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	327,332
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (2)	308,025
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	267,588
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	224,060
350,000	BPCE S.A., Guaranteed Notes, 2.50%,12/10/18 (1)	356,216
150,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	148,965

Principal Amount		Value
$100,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	$99,875
100,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44 (1)	104,051
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	251,676
250,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	251,079
150,000	Deutsche Bank AG, Senior Unsecured Notes, 1.40%, 2/13/17	149,704
200,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18	199,448
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	108,872
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	246,040
250,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	256,900
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	151,236
200,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	201,720
500,000	General Electric Capital Corp. MTN, Guaranteed Notes, 3.35%, 10/17/16	513,554
300,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	313,674
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	119,292
150,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	150,206
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	271,465
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	220,761
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	274,975
300,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, 3/1/16 (1)	303,299
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	496,332
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	256,562
150,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	148,364
100,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (2)	104,629
500,000	Morgan Stanley GMTN, Senior Unsecured Notes, 5.50%, 7/28/21	565,059
250,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	253,935
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	250,666

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount		Value
$1,000,000	Private Export Funding Corp., Series HH, 1.45%, 8/15/19	$991,832
250,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	254,709
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	249,802
250,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	249,385
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	147,275
300,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24 (1)	299,913
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	151,189
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	101,023
150,000	UBS AG MTN, Senior Unsecured Notes, 2.35%, 3/26/20	149,811
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	254,024
1,000,000	Wachovia Corp., Senior Unsecured Notes, 0.61%, 6/15/17 (3)	996,717
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	176,642
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	179,609
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (1)	285,602
		13,998,539
Industrial — 0.5%
175,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25 (1)	172,484
150,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45 (1)	139,753
300,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16 (1)	311,256
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	247,905
100,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	100,271
500,000	Union Pacific Corp., Senior Unsecured Notes, 2.95%, 1/15/23	500,387
		1,472,056
Technology — 0.3%
50,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	50,241
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	127,377
150,000	Intel Corp., Senior Unsecured Notes, 4.25%, 12/15/42 (1)	145,045

Principal Amount		Value
$250,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	$236,069
150,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25	143,994
		702,726
Utilities — 0.4%
500,000	Commonwealth Edison Co., 4.00%, 8/1/20	533,274
100,000	Consumers Energy Co., 3.13%, 8/31/24	101,106
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	102,836
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	249,231
		986,447
	Total Corporate Bonds & Notes
	(Cost $29,055,104)	28,977,343

Foreign Government Obligations — 0.2%
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20 (1)	275,000
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24 (1)	264,375
	Total Foreign Government Obligations
	(Cost $517,240)	539,375

Long-Term Municipal Securities — 0.7%
100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	102,249
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	115,373
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	255,775
400,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	412,344
130,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	161,133
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	270,715
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	112,896
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	121,789

5

■	Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount		Value
$150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	$147,114
75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	84,476
	Total Long-Term Municipal Securities (Cost $1,722,374)	1,783,864

Shares		Value

Short-Term Municipal Securities — 0.1%
Illinois — 0.1%
70,000	County of Clark, Build America Bonds, General Obligation Limited, Series B1, 5.21%, 6/1/16	72,128
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	253,975
		326,103
	Total Short-Term Municipal Securities (Cost $325,998)	326,103

Principal Amount		Value

U.S. Government Agency Obligations — 7.2%
$300,000	FHLMC, 1.25%, 5/12/17	303,199
750,000	FHLMC, 1.75%, 5/30/19	765,236
148,984	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	149,642
233,678	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	253,598
51,747	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	54,075
310,894	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	328,761
430,789	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	448,998
378,633	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	403,462
74,776	FHLMC Gold Pool #C04038, 3.50%, 6/1/42	78,140
29,806	FHLMC Gold Pool #G08479, 3.50%, 3/1/42	31,147
9,117	FHLMC Gold Pool #G18155, 5.00%, 10/1/21	9,824
33,037	FHLMC Gold Pool #G18160, 5.00%, 11/1/21	35,429
102,240	FHLMC Gold Pool #G18420, 3.00%, 1/1/27	106,560

Principal Amount		Value
$36,880	FHLMC Gold Pool #J00975, 5.00%, 1/1/21	$39,106
9,465	FHLMC Gold Pool #J03589, 5.00%, 10/1/21	9,897
176,186	FHLMC Pool #A96409, 3.50%, 1/1/41	183,880
152,887	FNMA Pool #254733, 5.00%, 4/1/23	168,290
325,929	FNMA Pool #255667, 5.00%, 3/1/25	358,680
4,140	FNMA Pool #745275, 5.00%, 2/1/36	4,563
15,287	FNMA Pool #890112, 4.00%, 4/1/24	16,233
249,213	FNMA Pool #890236, 4.50%, 8/1/40	271,015
9,142	FNMA Pool #910242, 5.00%, 3/1/37	10,062
9,548	FNMA Pool #975116, 5.00%, 5/1/38	10,506
440,390	FNMA Pool #995245, 5.00%, 1/1/39	484,573
340,659	FNMA Pool #AA7720, 4.00%, 8/1/39	363,613
177,482	FNMA Pool #AB1259, 5.00%, 7/1/40	195,644
119,278	FNMA Pool #AB2814, 4.50%, 4/1/41	129,585
75,219	FNMA Pool #AB3218, 3.50%, 7/1/31	79,483
366,875	FNMA Pool #AB4449, 4.00%, 2/1/42	392,470
503,978	FNMA Pool #AB5472, 3.50%, 6/1/42	526,904
319,194	FNMA Pool #AB6286, 2.50%, 9/1/27	328,428
507,426	FNMA Pool #AB8144, 5.00%, 4/1/37	559,474
189,866	FNMA Pool #AD2351, 4.00%, 3/1/25	202,046
658,462	FNMA Pool #AD6374, 5.00%, 5/1/40	726,635
30,558	FNMA Pool #AD7992, 4.50%, 7/1/40	33,205
5,274	FNMA Pool #AD8255, 4.50%, 9/1/40	5,730
6,911	FNMA Pool #AE0385, 4.00%, 9/1/40	7,389
6,184	FNMA Pool #AE1428, 4.50%, 8/1/40	6,708
6,488	FNMA Pool #AE5024, 4.00%, 12/1/40	6,936
70,058	FNMA Pool #AE5984, 4.50%, 10/1/40	75,950
161,713	FNMA Pool #AH3226, 5.00%, 2/1/41	178,553
437,368	FNMA Pool #AH4865, 4.50%, 2/1/41	475,703
333,111	FNMA Pool #AH5434, 4.50%, 4/1/41	362,027
119,963	FNMA Pool #AH6087, 4.50%, 3/1/41	130,262
105,395	FNMA Pool #AH6186, 4.00%, 2/1/41	112,628
8,019	FNMA Pool #AH6851, 4.50%, 4/1/41	8,689
258,267	FNMA Pool #AH8932, 4.50%, 4/1/41	280,684
146,620	FNMA Pool #AI1019, 4.50%, 5/1/41	159,466
136,682	FNMA Pool #AI1105, 4.50%, 4/1/41	148,627
124,248	FNMA POOL #AI3009, 4.00%, 6/1/26	132,287
445,076	FNMA Pool #AI3052, 3.50%, 7/1/26	470,389
34,407	FNMA Pool #AI5737, 4.50%, 6/1/41	37,396
275,768	FNMA Pool #AJ6932, 3.00%, 11/1/26	288,459
376,618	FNMA Pool #AO2961, 4.00%, 5/1/42	403,037
102,031	FNMA Pool #AO4137, 3.50%, 6/1/42	106,689
57,327	FNMA Pool #AO4299, 3.50%, 8/1/42	59,951
25,334	FNMA Pool #AO6770, 3.50%, 6/1/42	26,490
795,017	FNMA Pool #AP1340, 3.50%, 7/1/42	831,341
334,316	FNMA Pool #AQ0287, 3.00%, 10/1/42	340,240

6

■	Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount		Value
$422,087	FNMA Pool #AT0969, 3.00%, 4/1/43	$429,014
989,965	FNMA Pool #AT8849, 4.00%, 6/1/43	1,057,947
185,762	FNMA Pool #AU6043, 3.00%, 9/1/43	188,541
314,599	FNMA Pool #AU7025, 3.00%, 11/1/43	319,727
299,918	FNMA Pool #AU8070, 3.50%, 9/1/43	313,513
274,033	FNMA Pool #AU8846, 3.00%, 11/1/43	278,515
121,100	FNMA Pool #AV0225, 4.50%, 10/1/43	131,505
229,310	FNMA Pool #AW5055, 3.50%, 7/1/44	239,903
140,626	FNMA Pool #AX1138, 3.50%, 9/1/44	146,833
118,630	FNMA Pool #AY2728, 2.50%, 2/1/30	121,062
167,991	FNMA Pool #MA0799, 4.00%, 7/1/26	178,842
264,363	GNMA, 3.00%, 4/16/39	273,857
503,815	GNMA II Pool #MA1090, 3.50%, 6/20/43	529,344
240,222	GNMA II Pool #MA1520, 3.00%, 12/20/43	246,475
315,300	GNMA II Pool #MA1922, 5.00%, 5/20/44	346,378
131,222	GNMA II Pool #MA2445, 3.50%, 12/20/44	137,708
1,375,723	GNMA Pool #4016, 5.50%, 8/20/37	1,546,803
171,565	GNMA Pool #650494, 5.50%, 1/15/36	193,521
187,413	GNMA Pool #MA1375, 3.50%, 10/20/43	196,838
	Total U.S. Government Agency Obligations (Cost $19,028,899)	19,594,320

U.S. Treasury Obligations — 4.9%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	1,986,725
100,000	U.S. Treasury Bonds, 5.25%, 11/15/28	133,828
850,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,112,194
900,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,155,070
150,000	U.S. Treasury Bonds, 2.88%, 5/15/43	149,520
100,000	U.S. Treasury Bonds, 3.63%, 8/15/43	115,094
170,000	U.S. Treasury Bonds, 3.38%, 5/15/44	186,579
150,000	U.S. Treasury Bonds, 3.13%, 8/15/44	156,992
150,000	U.S. Treasury Notes, 1.75%, 5/31/16	151,498
250,000	U.S. Treasury Notes, 0.50%, 8/31/16	250,277
150,000	U.S. Treasury Notes, 1.00%, 10/31/16	150,961
500,000	U.S. Treasury Notes, 0.88%, 6/15/17	502,428
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	251,035
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	204,906
250,000	U.S. Treasury Notes, 2.63%, 4/30/18	261,410
800,000	U.S. Treasury Notes, 1.38%, 9/30/18	810,354
1,400,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,433,725
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	99,288
600,000	U.S. Treasury Notes, 1.50%, 10/31/19	606,617
600,000	U.S. Treasury Notes, 1.38%, 3/31/20	601,813
100,000	U.S. Treasury Notes, 1.13%, 4/30/20	99,122
350,000	U.S. Treasury Notes, 2.63%, 8/15/20	370,403
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	155,223

Principal Amount		Value
$300,000	U.S. Treasury Notes, 2.00%, 11/30/20	$308,133
250,000	U.S. Treasury Notes, 2.00%, 2/15/22	255,023
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	150,480
350,000	U.S. Treasury Notes, 1.63%, 8/15/22	347,038
300,000	U.S. Treasury Notes, 2.50%, 8/15/23	313,570
100,000	U.S. Treasury Notes, 2.75%, 2/15/24	106,281
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	104,164
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	463,477
100,000	U.S. Treasury Notes, 2.25%, 11/15/24	101,870
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	99,609
200,000	U.S. Treasury Notes, 2.13%, 5/15/25	201,203
	Total U.S. Treasury Obligations (Cost $12,238,345)	13,395,910

Shares		Value

Short-Term Investments — 3.9%
Money Market Funds — 3.9%
4,430,309	State Street Institutional Liquid Reserves Fund	4,430,309
6,042,685	State Street Navigator Securities Lending Prime Portfolio (4)	6,042,685
	Total Short-Term Investments (Cost $10,472,994)	10,472,994
	Total Investments — 102.1% (Cost $151,376,799)	$277,894,071
Excess Of Liabilities Over Cash And Other Assets — (2.1)%		(5,749,937)
Net Assets (5) —100.0%		$272,144,134
Net Asset Value Per Outstanding Share ($272,144,134 ÷ 13,488,945 shares outstanding)		$20.18

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $5,941,338.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)	Securities with an aggregate market value of $5,941,338 were out on loan in exchange for $6,042,685 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.

(5)	For federal income tax purposes, the aggregate cost was $151,376,799, aggregate gross unrealized appreciation was $127,885,999, aggregate gross unrealized depreciation was $1,368,727 and the net unrealized appreciation was $126,517,272.
ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.

7

■	Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2015 (Unaudited)

GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$197,746,285	$-	$-	$197,746,285
Asset-Backed Securities	-	1,722,113	-	1,722,113
Commercial Mortgage-Backed Securities	-	3,335,764	-	3,335,764
Corporate Bonds & Notes*	-	28,977,343	-	28,977,343
Foreign Government Obligations	-	539,375	-	539,375
Long-Term Municipal Securities*	-	1,783,864	-	1,783,864
Short-Term Municipal Securities	-	326,103	-	326,103
U.S. Government Agency Obligations	-	19,594,320	-	19,594,320
U.S. Treasury Obligations	-	13,395,910	-	13,395,910
Short-Term Investments	10,472,994	-	-	10,472,994
Total Investments in Securities	$208,219,279	$69,674,792	$-	$277,894,071

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015